Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense Income [Line Items]
Non-capital loss carryforwards	$ 101,545	$ 90,658
Deferred tax expense	$ 10,659	$ 0
Canada
Major Components Of Tax Expense Income [Line Items]
Non-capital loss carryforwards expiration year period	between 2030-2042
Argentina
Major Components Of Tax Expense Income [Line Items]
Non-capital loss carryforwards expiration year period	2024-2028
Argentina | 2024 - 2028
Major Components Of Tax Expense Income [Line Items]
Non-capital loss carryforwards	$ 8,330